Average Annual Total Returns - AST Franklin 85 15 Diversified Growth Allocation Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.07%	8.00%	6.27%	Nov. 24, 2014	18.40%	15.21%	12.55%	[1]	15.09%	11.48%	9.20%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.